Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0001291157
Registrant Name	Charter Communications Operating LLC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES